Other current and non-current assets	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Other current and non-current assets

8. Other current and non-current assets

Other current assets consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Prepaid expenses	10,586	12,920
Value added tax receivables	1,035	782
Other assets	18,592	14,870
Total	30,213	28,572

Prepaid expenses include expenses for the supply of lentiviral vector of €1.1 million as of June 30, 2026 and €2.7 million as of December 31, 2025, respectively, of which €0.9 million is attributable to an upfront payment pursuant to the execution of a commercial supply agreement for anzu-cel. In addition, prepaid expenses include expenses for licenses and software of €4.4 million as of June 30, 2026 and €3.4 million as of December 31, 2025 and prepaid maintenance expenses of €1.5 million as of June 30, 2026 and €1.0 million as of December 31, 2025. The remaining prepaid expenses of €3.6 million as of June 30, 2026 and €5.8 million as of December 31, 2025 are mainly prepayments for clinical research organizations, insurance and other services.

Other assets include capitalized capital gains tax and tax research allowance of €15.6 million as of June 30, 2026 and €13.0 million as of December 31, 2025.

Other non-current assets consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Prepaid expenses	2,583	1,081
Other assets	700	769
Total	3,283	1,850